CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Current Assets:
Cash and Cash Equivalents	$ 9,420	$ 4,762
Accounts Receivable, Net	77,105	78,536
Loans Receivable	10,000
Inventories:
Finished Goods	307,912	331,771
Work in Process	16,083	13,745
Raw Materials and Supplies	108,438	109,720
Total Inventories	432,433	455,236
Deferred Income Tax Asset, Net	8,637	7,623
Refundable Income Taxes	316
Other Current Assets	5,339	10,110
Assets Current	543,250	556,267
Deferred Tax Assets, Net, Noncurrent	403
Other Assets	1,558	429
Property, Plant and Equipment:
Land	18,628	17,645
Buildings and Improvements	164,439	158,204
Machinery and Equipment	339,112	327,058
Property, Plant and Equipment	522,179	502,907
Accumulated Depreciation, Depletion and Amortization	329,354	314,895
Property, Plant and Equipment, Net	192,825	188,012
Total Assets	738,036	744,708
Current Liabilities:
Accounts Payable	61,074	64,369
Accrued Vacation	10,506	10,215
Accrued Payroll	7,793	6,685
Other Accrued Expenses	31,459	37,238
Income Taxes Payable		489
Current Portion of Long-Term Debt	7,336	142,559
Liabilities Current	118,168	261,555
Long-Term Debt, Less Current Portion	226,873	90,060
Deferred Income Taxes, Net		3,177
Other Long-Term Liabilities	38,322	36,084
Total Liabilities	383,363	390,876
Stockholders' Equity:
Preferred Stock	6,268	6,325
Common Stock	2,938	4,118
Additional Paid-in Capital	92,139	90,778
Treasury Stock, at cost	(1,435)	(257)
Accumulated Other Comprehensive Loss	(23,319)	(13,981)
Retained Earnings	278,082	266,849
Total Stockholders' Equity	354,673	353,832
Total Liabilities and Stockholders Equity	$ 738,036	$ 744,708